Other long-term obligations - Schedule of other long term obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Noncurrent [Abstract]
Directors' deferred stock unit plan	$ 17,515	$ 10,761
Deferred gain on sale-leaseback	2,954	4,748	$ 6,593
Obligation related to acquisition earn-out liability	3,098	0
Other	2,833	3,341
Other long term obligations	$ 26,400	$ 18,850